Property and Equipment - Schedule of Property and Equipment (Details) (Fortman Insurance Agency, LLC) - USD ($)	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2017
Property and equipment, gross	$ 59,785	$ 690,270	$ 689,305
Less: Accumulated depreciation and amortization	(2,580)	(271,813)	(97,054)
Property and equipment, net	57,205	$ 418,457	$ 592,251
Fortman Insurance Agency, LLC [Member]
Property and equipment, gross	152,874			$ 149,605
Less: Accumulated depreciation and amortization	(23,748)			(22,338)
Property and equipment, net	$ 129,126			127,267
Fortman Insurance Agency, LLC [Member] | Land Improvements [Member]
Property and equipment, useful life	15 years
Property and equipment, gross	$ 25,500			25,500
Fortman Insurance Agency, LLC [Member] | Vehicles [Member]
Property and equipment, useful life	5 years
Property and equipment, gross	$ 119,594			116,325
Fortman Insurance Agency, LLC [Member] | Office Equipment Furniture And Fixtures [Member]
Property and equipment, useful life	7 years
Property and equipment, gross	$ 7,780			$ 7,780